Income Taxes - Components of Income Tax Expense (Benefit) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Current income tax expense (benefit):
Current year	$ 781	$ 964
Adjustments in respect of prior years, including resolution of tax disputes	(67)	(41)
Total current income tax expense (benefit)	714	923
Deferred income tax expense (benefit):
Origination and reversal of temporary differences	(67)	(204)
Adjustments in respect of prior years, including resolution of tax disputes	48	(8)
Tax expense (benefit) arising from unrecognized tax losses	18	6
Tax rate and other legislative changes	(92)	10
Total deferred income tax expense (benefit)	(93)	(196)
Total income tax expense (benefit)	$ 621	$ 727